Derivative Instruments - Summary of financial operations derivatives credit exposure (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013 Contracts	Dec. 31, 2012	Dec. 31, 2013 Credit Exposure [Member] Standard & Poor's, CC Rating [Member]	Dec. 31, 2012 Credit Exposure [Member] Standard Poors BB Rating Member
Credit Derivatives [Line Items]
Principal outstanding			$ 42,080	$ 44,281
Interest outstanding			2,154	2,622
Aggregate outstanding exposure			44,234	46,903
Total liability recorded			$ 4,190	$ 0
Weighted average years to maturity			3 years 8 months 12 days	4 years 8 months 12 days
Number of derivatives held and other disclosures:
Number of instruments held	1
Deficiency guarantee from German state and federal governments (percentage)	68.00%	80.00%